Liabilities, Commitments and Contingencies - Schedule of Product Warranty Activity (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Warranties [Roll Forward]
Beginning balance	$ 2,448	$ 2,275	$ 2,275	$ 1,900
Additions for current year deliveries	42	92	164	202
Reductions for payments made	(227)	(179)	(320)	(403)
Changes in estimates	(8)	338	329	576
Ending balance	$ 2,255	$ 2,526	$ 2,448	$ 2,275